EQUITY (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 16, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Feb. 16, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			$ 608	¥ 4,419				¥ 824
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities			$ 531	¥ 3,862
Fees and offering expenses	$ 730	¥ 5,250
Amount allocated to issuance of shares	475	¥ 3,414
Securities Purchase Agreement [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,145				¥ 8,229
Share capital	$ 2,129				¥ 15,305